Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 60,130,875	$ 2,010,394	$ 51,518,436
Financial assets at fair value through profit or loss - current	4,127,566	137,999	7,262,227
Contract assets - current	5,897,316	197,169	4,488,500
Trade receivables, net	78,948,473	2,639,534	79,481,359
Other receivables	1,293,819	43,257	1,283,180
Current tax assets	553,092	18,492	524,263
Inventories	33,883,750	1,132,857	36,627,451
Inventories related to real estate business	11,416,726	381,703	10,060,608
Other financial assets - current	765,834	25,605	6,539,467
Other current assets	4,983,667	166,622	3,773,384
Total current assets	202,001,118	6,753,632	201,558,875
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current	1,161,430	38,831	636,231
Financial assets at fair value through other comprehensive income - non-current	1,770,775	59,203	1,597,323
Investments accounted for using the equity method	12,085,207	404,052	9,312,308
Property, plant and equipment	232,093,327	7,759,723	214,592,588
Right-of-use assets	9,792,221	327,390
Investment properties	12,854,071	429,758	7,738,379
Goodwill	50,198,436	1,678,316	49,974,446
Other intangible assets	29,024,392	970,391	30,897,700
Deferred tax assets	4,707,704	157,396	5,108,357
Other financial assets - non-current	559,493	18,706	1,044,294
Long-term prepayments for lease			10,764,835
Other non-current assets	975,532	32,616	836,591
Total non-current assets	355,222,588	11,876,382	332,503,052
Total assets	557,223,706	18,630,014	534,061,927
CURRENT LIABILITIES
Short-term borrowings	37,339,028	1,248,379	43,263,469
Financial liabilities at fair value through profit or loss - current	973,571	32,550	36,655
Financial liabilities for hedging - current	3,233,301	108,101	3,899,634
Trade payables	56,065,639	1,874,478	56,884,116
Other payables	39,181,690	1,309,986	31,003,882
Current tax liabilities	4,858,578	162,440	6,781,136
Lease liabilities - current	632,802	21,157
Current portion of bonds payable	250,000	8,358	0
Current portion of long-term borrowings	5,112,768	170,938	10,779,034
Other current liabilities	6,652,925	222,432	5,984,156
Total current liabilities	154,300,302	5,158,819	158,632,082
NON-CURRENT LIABILITIES
Bonds payable	36,272,155	1,212,710	16,985,936
Long-term borrowings	135,965,830	4,545,832	127,119,295
Deferred tax liabilities	5,772,237	192,987	5,806,713
Lease liabilities - non-current	5,176,123	173,057
Net defined benefit liabilities	5,254,401	175,674	5,118,677
Other non-current liabilities	1,680,346	56,180	1,371,302
Total non-current liabilities	190,121,092	6,356,440	156,401,923
Total liabilities	344,421,394	11,515,259	315,034,005
Share capital
Ordinary shares	43,254,026	1,446,139	43,201,486
Shares subscribed in advance	51,261	1,714	15,658
Total share capital	43,305,287	1,447,853	43,217,144
Capital surplus	138,910,363	4,644,279	143,276,664
Retained earnings
Legal reserve	2,203,895	73,684
Special reserve	6,902,782	230,785	3,353,938
Unappropriated earnings	21,029,962	703,108	20,403,477
Total retained earnings	30,136,639	1,007,577	23,757,415
Other equity	(10,965,782)	(366,626)	(6,903,681)
Treasury shares	(1,959,107)	(65,500)	(1,959,107)
Equity attributable to owners of the Company	199,427,400	6,667,583	201,388,435
NON-CONTROLLING INTERESTS	13,374,912	447,172	17,639,487
Total equity	212,802,312	7,114,755	219,027,922
TOTAL	$ 557,223,706	$ 18,630,014	$ 534,061,927